Rule 497 (e) File Nos. 33-34423
                                                                 and 811-06087


                      SALOMON BROTHERS INVESTMENT SERIES
               SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES

                                  SUPPLEMENT
                          DATED JULY 17, 2002 TO THE
       PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION EACH DATED
                                APRIL 30, 2002


                      SALOMON BROTHERS SERIES FUNDS INC:

                      SALOMON BROTHERS ALL CAP VALUE FUND
                       SALOMON BROTHERS ASIA GROWTH FUND
                        SALOMON BROTHERS BALANCED FUND
                         SALOMON BROTHERS CAPITAL FUND
                     SALOMON BROTHERS CASH MANAGEMENT FUND
                     SALOMON BROTHERS HIGH YIELD BOND FUND
               SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
                  SALOMON BROTHERS INTERNATIONAL EQUITY FUND
                  SALOMON BROTHERS LARGE CAP CORE EQUITY FUND
                    SALOMON BROTHERS LARGE CAP GROWTH FUND
             SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND
                    SALOMON BROTHERS SMALL CAP GROWTH FUND
                     SALOMON BROTHERS STRATEGIC BOND FUND
                 SALOMON BROTHERS U.S. GOVERNMENT INCOME FUND


The following revises and supersedes, as applicable, the information contained in the Prospectuses and the Statements of Additional Information for Salomon Brothers Series Funds Inc (the "Company").

An annual meeting of eligible stockholders of the Company is scheduled to be held on August 19, 2002 to consider the following proposals: (i) stockholders of all the above listed Funds will be asked to elect Directors; (ii) stockholders of the Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund and Salmon Brothers U.S. Government Income Fund will be asked to approve a change to the investment objective(s) of the Funds; and
(iii) stockholders of all the Funds will be asked to approve the reclassification of each Fund's investment objective(s) from fundamental to non-fundamental (a non-fundamental investment objective may be changed at any time by the Directors without approval by a Fund's stockholders). The Board of Directors of the Company has considered each matter and has unanimously recommended that stockholders approve each nominee for Director and vote in favor of the other two proposals. Only stockholders of record as of the close of business on June 24, 2002 are entitled to notice of, and to vote, at the annual meeting of stockholders.

With respect to the proposal to change the investment objective(s) of Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund and Salomon Brothers U.S. Government Income Fund, the Board of Directors has approved and recommends that the stockholders of each Fund approve changing the applicable Fund's investment objective(s). The proposed new investment objective for each is "to maximize total return, consistent with the preservation of capital." Currently, the investment objective(s) of the Funds emphasize current income. If approved by stockholders, it is anticipated that the changes to the Fund's investment objective(s) will be implemented and take effect on or about September 3, 2002.